Employee benefit liabilities (Schedule of Liabilities for Employee Benefits) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of defined benefit plans [line items]
Employee benefit	₪ 3,322	$ 911	₪ 3,068
Accrual for annual leave	1,210	332	1,125
Defined benefit schemes	1,102	302	1,055
Liabilities for employee benefits	₪ 5,634	$ 1,545	₪ 5,248